Quarterly Holdings Report
for

Fidelity Advisor® Global Real Estate Fund

October 31, 2020

AGRE-QTLY-1220
1.9879813.104

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Australia - 5.3%
Abacus Property Group unit	12,842	$25,016
Arena (REIT) unit	15,270	28,304
Ingenia Communities Group unit	29,122	94,482
National Storage (REIT) unit	43,547	55,267

TOTAL AUSTRALIA		203,069

Austria - 0.9%
CA Immobilien Anlagen AG	1,205	33,050
Bailiwick of Guernsey - 1.6%
Sirius Real Estate Ltd.	62,254	59,278
Belgium - 0.5%
Aedifica SA	180	18,113
Canada - 3.2%
Boardwalk (REIT)	1,881	37,809
Dream Industrial (REIT)	7,215	64,065
Flagship Communities (REIT)	1,395	20,576

TOTAL CANADA		122,450

Cayman Islands - 1.5%
Cheung Kong Property Holdings Ltd.	12,533	58,037
France - 2.7%
ARGAN SA	408	38,394
Gecina SA	517	64,186

TOTAL FRANCE		102,580

Germany - 8.2%
Instone Real Estate Group BV (a)(b)	3,709	76,718
LEG Immobilien AG	739	99,856
Vonovia SE	2,146	137,014

TOTAL GERMANY		313,588

Hong Kong - 3.4%
Link (REIT)	8,248	62,824
Sino Land Ltd.	55,997	66,164

TOTAL HONG KONG		128,988

Ireland - 1.9%
Hibernia (REIT) PLC	60,498	72,996
Italy - 0.5%
COIMA RES SpA (b)	3,594	18,585
Japan - 8.1%
Advance Residence Investment Corp.	20	58,398
Kenedix Residential Investment Corp.	25	40,835
LaSalle Logiport REIT	12	18,681
Mitsubishi Estate Co. Ltd.	6,431	95,924
Mitsui Fudosan Co. Ltd.	4,785	81,477
Mitsui Fudosan Logistics Park, Inc.	3	14,334

TOTAL JAPAN		309,649

Singapore - 4.8%
CapitaCommercial Trust (REIT)	39,337	43,330
Mapletree Commercial Trust	16,277	20,523
Parkway Life REIT	13,016	38,586
UOL Group Ltd.	17,503	79,782

TOTAL SINGAPORE		182,221

Sweden - 0.8%
Catena AB	749	30,513
United Kingdom - 3.3%
Assura PLC	31,209	30,809
Grainger Trust PLC	16,328	59,144
Segro PLC	1,757	20,531
U & I Group PLC	20,880	15,148

TOTAL UNITED KINGDOM		125,632

United States of America - 52.9%
American Assets Trust, Inc.	724	15,153
American Homes 4 Rent Class A	2,278	64,399
Americold Realty Trust	1,261	45,686
Apartment Investment & Management Co. Class A	1,157	36,908
Brandywine Realty Trust (SBI)	2,007	17,581
Crown Castle International Corp.	310	48,422
CubeSmart	1,861	63,144
DiamondRock Hospitality Co.	3,133	15,477
Digital Realty Trust, Inc.	1,266	182,684
Duke Realty Corp.	4,026	152,948
Equinix, Inc.	90	65,812
Equity Lifestyle Properties, Inc.	1,643	97,249
Extra Space Storage, Inc.	641	74,324
Gaming & Leisure Properties	1,707	62,049
Highwoods Properties, Inc. (SBI)	814	24,233
Invitation Homes, Inc.	2,524	68,804
Kimco Realty Corp.	2,394	24,562
Lexington Corporate Properties Trust	2,753	27,337
Mack-Cali Realty Corp.	1,105	12,144
Mid-America Apartment Communities, Inc.	504	58,782
National Retail Properties, Inc.	1,326	42,445
Piedmont Office Realty Trust, Inc. Class A	1,618	18,478
Prologis (REIT), Inc.	3,152	312,676
Regency Centers Corp.	920	32,743
Spirit Realty Capital, Inc.	859	25,813
Sun Communities, Inc.	498	68,540
UDR, Inc.	2,242	70,040
Ventas, Inc.	1,838	72,546
VEREIT, Inc.	8,112	50,294
VICI Properties, Inc.	2,081	47,759
Washington REIT (SBI)	1,158	20,242
Welltower, Inc.	1,786	96,033

TOTAL UNITED STATES OF AMERICA		2,015,307

TOTAL COMMON STOCKS
(Cost $3,735,951)		3,794,056

Money Market Funds - 0.0%
Fidelity Cash Central Fund 0.10% (c)
(Cost $971)	971	971
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $3,736,922)		3,795,027
NET OTHER ASSETS (LIABILITIES) - 0.4%		13,391
NET ASSETS - 100%		$3,808,418

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $95,303 or 2.5% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9
Total	$9

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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